Supplement to the
Fidelity Advisor® Overseas Fund
Class A, Class T, Class B, and Class C
December 30, 2014
Prospectus

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 16.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
OS-15-01  August 3, 2015
1.743525.133

Supplement to the
Fidelity Advisor® Overseas Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 15.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
OSI-15-02  August 3, 2015
1.743526.129

Supplement to the
Fidelity Advisor® Global Capital Appreciation Fund
Class A, Class T, Class B, and Class C
December 30, 2014
Prospectus

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 17.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
AGLO-15-01  August 3, 2015
1.737647.142

Supplement to the
Fidelity Advisor® Global Capital Appreciation Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 15.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
AGLOI-15-02  August, 3 2015
1.743464.135

Supplement to the
Fidelity Advisor® International Capital Appreciation Fund
Class A, Class T, Class B, and Class C
December 30, 2014
Prospectus

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 16.

* Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.

AICAP-15-01  August 3, 2015
1.743370.134

Supplement to the
Fidelity Advisor® International Capital Appreciation Fund
Institutional Class
December 30, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information supplements information found in the "Shareholder Information" section under the heading "Selling Shares" beginning on page 16.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.
AICAPI-15-02  August 3, 2015
1.743371.129